Tax liabilities	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Tax liabilities
17.	Tax liabilities

Description	2018	2017
PIS payable (a)	17,304	16,585
COFINS payable (a)	79,733	76,323
Service tax payable (b)	11,792	13,708
Withholding service tax payable	403	361
IRPJ payable (c)	12,363	12,200
CSLL payable (c)	4,888	2,728
PIS/COFINS/CSLL payable (d)	208	457
Installment payment of federal taxes (e)	33,082	16,544
Installment payment of taxes – PRT(f)	273,682	123,467
Installment payment of taxes – PERT(g)	8,543	243,849
Installment payment of local taxes (h)	15,720	21,537
Installment payment of taxes - Law No. 12,996/14 Refis Copa (i)	11,415	12,597
Withholding INSS (j)	147	203
Withholding IRPJ (k)	353	569
Other taxes	44,330	24,161

Total	513,963	565,289

Current	151,686	169,505
Non-current	362,277	395,784

(a)

PIS and COFINS are taxes levied by the Brazilian federal government on gross revenues. The standard rates are 7.60% for PIS and 1.65% for COFINS applicable to entities declaring income tax and social contribution on the ‘actual profits’ basis. These amounts are invoiced to and collected from our customers and recognized as deductions to gross revenue (Note 23) against Tax liabilities, as we are acting as agents collecting these taxes on behalf of the government. PIS and COFINS taxes paid on certain purchases may be claimed back as tax credits to offset PIS and COFINS payable. These amounts are recognized as Taxes recoverable (Note 6) and on a monthly basis are offset against PIS and COFINS Tax payable, and presented net as the amounts are due to the same tax authority. Brazilian tax legislation allows smaller entities with less than R$78 million in annual gross revenues to opt to declare income taxes on the ‘presumed profits’ basis. These are subject to lower COFINS and PIS rates of 3.00% and 0.65%, respectively. However, PIS and COFINS taxes on purchases may not be claimed back and will not generate tax credits under the presumed profits basis.

(b)

ISS is a tax levied by municipalities on revenues from the provision of services. ISS tax is added to amounts invoiced to our customers for the services we render. These are recognized as deductions to gross revenue (Note 23—Taxes levied—ISSQN) against Tax liabilities, as we are acting as agents collecting these taxes on behalf of municipal governments. The rates may vary from 2.00% to 5.00%, however most of the municipalities in which we operate levy ISS at the higher rate. Each municipality sets slightly different rules regarding the use of credits and withholding of ISS tax on payments to suppliers.

(c)

IRPJ and CSLL are corporate income taxes levied by the Brazilian federal government. The IRPJ rate is 25% and the CSLL rate is 9%, resulting in a combined federal corporate income tax rate of 34% on taxable profits. The expense for current income tax is recognized in the statement of profit or loss under ‘Current income and social contribution taxes’ against tax payable. However, for some entities in the group, advances for the payment of income tax are paid on a quarterly basis during the tax year and are recognized as an asset under Taxes recoverable (Note 6—‘Corporate income tax (IRPJ)’ and ‘Social contribution tax on net profit (CSLL)’). Income tax is levied on legal entities individually, with no right of offset between entities in a group. Smaller entities opting to declare income taxes on the ‘presumed profits’ basis are taxed at the same rates on a ‘presumed profit’ of 32% of gross revenues.

(d)

Purchases of certain materials or services require us to retain and pay taxes on behalf of our suppliers. The rate of 4.65% in relation to PIS, COFINS and CSLL tax on applicable purchases is withheld from payments made to suppliers and recognized as a tax liability, with no impact to the statement of profit or loss.

(e)

Refers to installment payment of IRPJ, CSLL, PIS and COFINS, which payment is deferred in 30 to 60 installments, adjusted by the SELIC rate. The accrual of interest on this liability is recognized as a financial expense under the line item—‘Interest for late payment of taxes’ (Note 28).

(f)

PRT - payment of 24% in 24 installments, residual not contemplated by use of damages will be paid in 60 months, according to MP n ° 766 of April 4, January 2017. The taxes included in the PRT are as follows: PIS/COFINS, CSLL, IRPJ and IRRF.

(g)

PERT - installment of unpaid taxes and IOF, modality does not include use of impairment, installment in 120 months, according to MP nº 783 of May 31, 2017. The taxes included in the PERT are as follows: PIS/COFINS and IOF.

(h)

Refers mainly to ISS payable to the Paulínia City Government in 36 installments, not subject to inflation adjustment or interest. (installments of ISS of the cities of São Paulo, Paulínia, Itapevi and Maceió, plots range from 24 to 120).

(i)

In August 2014, enactment of Federal Law No. 12,996/2014 (‘‘REFIS da Copa’’) enabled the inclusion of new tax contingencies in REFIS (tax installment payment program). The Company initially included the overdue taxes in REFIS da Copa in order to benefit from interest and fine amnesty. With the launch of PERT in 2017, the Company decided to include most part of taxes in this new program, instead of REFIS da Copa.

(j)

INSS is a social security charge levied on wages paid to employees. On certain purchases of services we are required to withhold 11% of the amounts billed by our suppliers and pay INSS tax on their behalf, with no impact to the statement of profit or loss.

(k)	On certain purchases of services we are required to withhold 1.5% of the amounts billed by our suppliers and pay IRPJ (Income tax) on their behalf, with no impact to the statement of profit or loss.

2017 Tax Amnesty Program

On May 31, 2017, the Company joined a tax amnesty program (the “2017 Program”), under which the Company settled the payment of certain unpaid overdue taxes and tax contingencies, including some which were in litigation, through November 30, 2016, including interest and fines.

The 2017 Program allowed for the use of unused tax loss carry forward to settle the tax liability under the program. As a result, the Company recognized a deferred tax asset related to the tax loss carry forwards that was used to settle the tax liability under the program and which the Company did no previously recognized. In addition, the Company recognized a tax liability as follows:

As of May 31, 2017
Federal taxes past due recorded in prior years	160,605
Legal claims in progress recorded in 2017	174,028
Tax installments in progress already recorded in prior years	195,094

Total tax liability to be settled under the program	529,727
Tax loss carryforward used to settle the tax liability under the program (Note 22)	(370,116)

Total tax liability balance to be settled in installment payments	159,611

The balance of R$ 159,611 would be paid as follows:

•	R$ 125,415 in 24 installment payments; and

•	R$ 34,196 in 60 installment payments.

PRT (Tax Regularization Program)

The tax liability balance as of December 31, 2018 and 2017 was as follows:

Balance as of May 31,2017	159,611
Payments	(42,310)
Accrued interest	6,166

Balance as of December 31, 2017	123,467

IOF Inclusion - Sep / 17 - transferred from PERT	70,995
Addition of processes in the PRT	2,417
Additional tax liabilities included in the PRT	40,288
Tax loss carry forward not used to settle the tax liability under the program	87,826
Payments	(68,984)
Accrued interest	28,338
Transfer to PERT – CSLL	(10,433)
Reversal of interest and fine	(232)

Balance as of December 31, 2018	273,682

Current	46,455
Non-current	227,227

The expected timing of non-current outflows at December 31, 2018 are as follows:

Year of maturity	2018
2020	46,455
2021	46,455
2022	46,455
2023 and following years	87,912

Total	227,227

PERT (Special Tax Regularization Program)

On July 3, 2017, the Company joined the PERT, for the payment of unpaid taxes due in the months of December 2016 to April 2017.

In September 2017, the IOF values for the period from October / 2012 to March / 2017 were included in the installment basis. IOF is a federal tax levied primarily on transactions involving foreign exchange insurance, loans or financing, and on securities transactions.

The chosen modality provides the payment in 120 installments, using tax loss or negative basis to deduct the installment payment. In December 2018, the Company concluded the consolidation of the PERT, on which tax losses amounting to R$ 80,083 were used to partially compensate the total open amount.

The same is composed as below:

Federal tax payable as of July 31, 2017	134,947
Tax provision balance in prior periods included Aug, 2017	6,727
IOF Inclusion	103,907
Use of unused tax loss carry forwards Aug, 2017 (Note 22)	(4,452)
Payments – prepayments	(5,721)
Interest	8,441

Balance as of December 31, 2017	243,849

IOF Inclusion - Sep / 17 - transfer to PRT	(70.995)
Interest reversal - PERT	(1,803)
Interest	2,460
Transfer from PRT – CSLL	10,433
Income and social contribution tax variation at PERT consolidation (Note 22)	3,860
Reversal of taxes not available for consolidation	(47,999)
Reversal of taxes not due	(5,951)
Penalties, fines and interests reversal	(17,409)
Payments	(18,011)
Tax losses used to compensate tax payable	(80,083)
Tax credits used	(9,808)

Balance as of December 31, 2018	8,543

Current	603
Non-current	7,940

The expected timing of non-current outflows at December 31, 2018 are as follows:

Year of maturity	2018
2020	603
2021	603
2022	603
2023 and following years	6,131

Total	7,940

Eligible tax debt balances below refer to REFIS Copa are:

	2018	2017
Principal	62,965	62,965
Fine and SELIC interest	79,085	79,085
Reduction due to amnesty of interest, fines and legal charges	(44,055)	(44,055)
Repayments by prepayments	(30,428)	(30,428)
Payment in installments	(29,825)	(28,623)
SELIC restatement	1,513	1,494
Use of unused tax loss carry forwards	(27,840)	(29,213)
Reversion of unused tax loss carry forwards from REFIS to PRT (Note 22)	—	1,372

Balance payable	11,415	12,597

At December 31, 2018, the Company was compliant with all conditions to be part of the tax payment installments program, and the use of unused tax loss carryforwards of REFIS “Copa” totaled R$5,605. Installments mature as follows:

Year of maturity	2018	2017
2018	—	1,675
2019	1,694	1,675
2020	1,694	1,675
2021	1,694	1,675
2022	1,694	1,675
2023 onwards	4,639	4,222

Total	11,415	12,597

The Company elected to enroll to the program, collected and prepaid amounts under REFIS da Copa for all debts that matured through December 31, 2013 in 180 installments.

On September 8, 2015, the period for consolidation of Social security tax debts in the REFIS da Copa installment payment program started, and the Company consolidated all its social security tax debts electronically on the Brazilian IRS web site, except for debts referring to IRPJ and CSLL prepayments, which were consolidated manually through specific forms.